Expense Example - Defensive Market Strategies Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 69
3 Years	218
5 Years	379
10 Years	847
Investor
Expense Example:
1 Year	97
3 Years	303
5 Years	525
10 Years	$ 1,166